Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Our Operation and Maintenance Department continuously monitor the performance of our platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Our Operation and Maintenance Department continuously monitor the performance of our platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Governance

The vice president of the Company, Mr. Cuntao Hou, is responsible for overseeing the Company’s cybersecurity risk management and be informed of risks from cybersecurity threats. Mr. Hou shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, at the management level, we have established the information security committee which consists of executives, including the person in charge of our operation and maintenance department who has experience in dealing with confidentiality-related cybersecurity issues, and is chaired by our vice president to oversee and manage cybersecurity related matters and formulate policies as necessary. Our operation and maintenance department reports to our information security committee on a quarterly basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our operation and maintenance department will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts. If it is determined that the incident could potentially be a material cybersecurity event, our operation and maintenance department will promptly report the investigation and assessment results to our information security committee, which will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our information security committee shall promptly prepare disclosure material for review and approval by vice president it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The vice president of the Company, Mr. Cuntao Hou, is responsible for overseeing the Company’s cybersecurity risk management and be informed of risks from cybersecurity threats. Mr. Hou shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, at the management level, we have established the information security committee which consists of executives, including the person in charge of our operation and maintenance department who has experience in dealing with confidentiality-related cybersecurity issues, and is chaired by our vice president to oversee and manage cybersecurity related matters and formulate policies as necessary. Our operation and maintenance department reports to our information security committee on a quarterly basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our operation and maintenance department will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts. If it is determined that the incident could potentially be a material cybersecurity event, our operation and maintenance department will promptly report the investigation and assessment results to our information security committee, which will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our information security committee shall promptly prepare disclosure material for review and approval by vice president it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true